Financial instruments - Foreign currency and interest rate risk (Details) - GBP (£) £ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	£ 26,858	£ 20,102
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	26,858	20,102
Pounds Sterling | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	3,363	5,535
US Dollar | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	£ 23,495	£ 14,567